Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of June 30, 2025
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	$379	$—	$—	$379
Total financial assets	$379	$—	$—	$379
Liabilities
Common stock warrant liabilities (Placement Agent Warrants) (ii)	$—	$—	$3	$3
Common stock warrant liabilities (BEPO Warrants) (ii)	—	—	6	6
Common stock warrant liabilities (BEPO Agent Warrants) (ii)	—	—	4	4
Contingent earnout liabilities	—	—	11	11
Total financial liabilities	$—	$—	$24	$24

	Fair Value Measured as of December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	$215	$—	$—	$215
Total financial assets	$215	$—	$—	$215
Liabilities
Common stock warrant liabilities (2022 Private Warrant) (ii)	$—	$—	$1	$1
Common stock warrant liabilities (RDO Warrants) (ii)	—	—	90	90
Common stock warrant liabilities (Placement Agent Warrants) (ii)	—	—	16	16
Common stock warrant liabilities (2024 Private Warrants) (ii)	—	—	378	378
Common stock warrant liabilities (BEPO Warrants) (ii)	—	—	18	18
Common stock warrant liabilities (BEPO Agent Warrants) (ii)	—	—	2	2
Common stock warrant liabilities (July 2024 Private Warrants) (ii)	—	—	865	865
Common stock warrant liabilities (August Inducement Warrants) (ii)	—	—	796	796
Contingent earnout liabilities	—	—	11	11
Total financial liabilities	$—	$—	$2,177	$2,177

(i)	Included in cash and cash equivalents on the unaudited condensed consolidated balance sheets.
(ii)	Included in warrant liabilities on the unaudited condensed consolidated balance sheets.

The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	215	—	—	215
Total financial assets	$215	$—	$—	$215
Liabilities
Common stock warrant liabilities (2022 Private Warrant) (iii)	$—	$—	$1	$1
Common stock warrant liabilities (RDO Warrants) (iii)	—	—	90	90
Common stock warrant liabilities (Placement Agent Warrants) (iii)	—	—	16	16
Common stock warrant liabilities (2024 Private Warrants) (iii)	—	—	378	378
Common stock warrant liabilities (BEPO Warrants) (iii)	—	—	18	18
Common stock warrant liabilities (BEPO Agent Warrants) (iii)	—	—	2	2
Common stock warrant liabilities (July 2024 Private Warrants) (iii)	—	—	865	865
Common stock warrant liabilities (August Inducement Warrants) (iii)	—	—	796	796
Contingent earnout liabilities	—	—	11	11
Total financial liabilities	$—	$—	$2,177	$2,177

	Fair Value Measured as of December 31, 2023
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	$3,422	$—	$—	$3,422
Corporate bonds (ii)	—	6,621	—	6,621
Total financial assets	$3,422	$6,621	$—	$10,043
Liabilities
Common stock warrant liabilities (Public) (iii)	$258	$—	$—	$258
Common stock warrant liabilities (Private Placement) (iii)	—	—	127	127
Common stock warrant liabilities (2022 Private Warrant) (iii)	—	—	23	23
Common stock warrant liabilities (RDO Warrants) (iii)	—	—	10,891	10,891
Common stock warrant liabilities (Placement Agent Warrants) (iii)	—	—	536	536
Contingent earnout liabilities	—	—	1,456	1,456
Total financial liabilities	$258	$—	$13,033	$13,291

(i)	Included in cash and cash equivalents on the consolidated balance sheets.
(ii)	Included in short-term investments on the consolidated balance sheets.
(iii)	Included in warrant liabilities on the consolidated balance sheets.

Summary of Changes in Fair Value of Level 3 Financial Instruments

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

	Private placement warrant liabilities	2022 Private Warrant	Contingent earnout liabilities	RDO Warrants	Placement Agent Warrants	2024 Private Warrants	BEPO Warrants	BEPO Agent Warrants	July 2024 Private Warrants	August Inducement Warrants
	(In thousands)
Fair value as of January 1, 2025	$—	$1	$11	$90	$16	$2	$378	$18	$865	$796
Change in fair value	—	(1)	—	55	(13)	(1)	176	(14)	441	402
Change due to exchange		—		(145)	—	(1)	(548)		(1,306)	(1,198)
Fair value as of March 31, 2025	$—	$—	$11	$—	$3	$—	$6	$4	$—	$—
Issuance of instruments	—	—	—	—	—	—	—	—	—	—
Change in fair value	—	—	—	—	—	—	—	—	—	—
Fair value as of June 30, 2025	$—	$—	$11	$—	$3	$—	$6	$4	$—	$—

	Private placement warrant liabilities	2022 Private Warrant	Contingent earnout liabilities	RDO Warrants	Placement Agent Warrants	2024 Private Warrants	BEPO Warrants	BEPO Agent Warrants	July 2024 Private Warrants	August Inducement Warrants
	(In thousands)
Fair value as of January 1, 2024	$127	$23	$1,456	$10,891	$536	$—	$—	$—	$—	$—
Change in fair value	114	5	437	2,162	108	—	—	—	—	—
Fair value as of March 31, 2024	$241	$28	$1,893	$13,053	$644	$—	$—	$—	$—	$—
Issuance of instruments	—	—	—	—	—	6,321	9,020	446	—	—
Change in fair value	(217)	(23)	(1,824)	(11,016)	(544)	(5,948)	(6,784)	(336)	—	—
Fair value as of June 30, 2024	$24	$5	$69	$2,037	$100	$373	$2,236	$110	$—	$—

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

	Private placement warrant liabilities	2022 Private Warrant	Contingent earnout liabilities	Debt derivatives	RDO Warrants	Placement Agent Warrants	2024 Private Warrants	BEPO Warrants	BEPO Agent Warrants	July 2024 Private Warrants	August Inducement Warrants
	(In Thousands)
Fair value as of January 1, 2024	$127	$23	$1,456	$—	$10,891	$536	$—	$—	$—	$—	$—
Issuance of instruments	—	—	—	—	—	—	6,321	9,020	446	4,200	2,437
Change in fair value	(127)	(22)	(1,445)	—	(10,801)	(520)	(6,319)	(8,642)	(428)	(3,335)	(1,641)
Fair value as of December 31, 2024	$—	$1	$11	$—	$90	$16	$2	$378	$18	$865	$796

Fair value as of January 1, 2023	$888	$109	$17,414	$—	$—	$—	$—	$—	$—	$—	$—
Issuance of instruments	—	—	—	13,890	10,891	536	—	—	—	—	—
Change in fair value	(761)	(86)	(15,958)	(8,485)	—	—	—	—	—	—	—
Extinguishment of debt derivatives in connection with debt extinguishment	—	—	—	(5,405)	—	—	—	—	—	—	—
Fair value as of December 31, 2023	$127	$23	$1,456	$—	$10,891	$536	$—	$—	$—	$—	$—